Segmental Analyses (revised) - Disclosure of Additional Information by Product Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Products And Services [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
New Categories
Disclosure Of Products And Services [Line Items]
Revenue		3,347	2,894	2,054
New Categories | Vapour
Disclosure Of Products And Services [Line Items]
Revenue		1,812	1,436	927
New Categories | HP
Disclosure Of Products And Services [Line Items]
Revenue		996	1,060	853
New Categories | Modern Oral
Disclosure Of Products And Services [Line Items]
Revenue		539	398	274
Traditional Oral
Disclosure Of Products And Services [Line Items]
Revenue		1,163	1,209	1,118
Combustibles
Disclosure Of Products And Services [Line Items]
Revenue		22,108	23,030	22,029
Other
Disclosure Of Products And Services [Line Items]
Revenue		£ 665	£ 522	£ 483

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.